Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income (loss)	$ 6,060	$ 5,878
Foreign exchange gains (losses) on:
Translation of foreign operations	(1,765)	3,109
Net investment hedges	323	(583)
Insurance finance income (expenses)	(2,531)	6,462
Reinsurance finance income (expenses)	599	(2,280)
Fair value through OCI investments:
Unrealized gains (losses) arising during the year on assets supporting insurance and investment contract liabilities	1,994	(3,573)
Reclassification of net realized gains (losses) and provision for credit losses recognized in income	850	1,314
Other	(104)	158
Total items that may be subsequently reclassified to net income	(634)	4,607
Items that will not be reclassified to net income	21	66
Other comprehensive income (loss), net of tax	(613)	4,673
Total comprehensive income (loss), net of tax	5,447	10,551
Total comprehensive income (loss) attributed to:
Non-controlling interests	134	4
Participating policyholders	269	310
Shareholders and other equity holders	$ 5,044	$ 10,237